SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Percentage Of Navios Holdings Ownership In Navios Logistics	63.80%
Percentage in all subsidiaries except for Navios Logistics	100.00%
Scrap value of vessels per USD per LWT	$ 340	$ 285
Income Tax Rate Paraguay	10.00%
Navios Logistics tax benefit from reversal of deferred tax liability	4,278,000
Paraguyan Subsidiaries Retained Net Losses Offset Due To Merger	$ 43,475,000
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	23.40%	25.20%
General Partner Interest	2.00%
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	51.60%
Acropolis Chartering and Shipping Inc.
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	50.00%